Consolidated balance sheets - BRL (R$) R$ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	R$ 2,545,389	R$ 66,767	R$ 79,969
Financial investments	0	210,103	131,239
Note receivables	4,883,321	3,522,349	1,715,514
Receivables from related parties	909	124,723	300,809
Inventories	61,602	61,609	21,023
Taxes recoverable	18,008	14,446	17,703
Other receivables	18,834	27,956	4,495
Total current assets	7,528,063	4,027,953	2,270,752
NON-CURRENT ASSETS
Judicial deposits	1,198	872	534
Prepaid expenses	506	160	146
Deferred income tax and social contribution	63,822	37,015	8,305
Property and equipment	11,065	10,889	4,558
Intangible assets	190,638	158,868	86,108
Total non-current assets	267,229	207,804	99,651
TOTAL ASSETS	7,795,292	4,235,757	2,370,403
CURRENT LIABILITIES
Payables to third parties	2,975,297	3,080,569	1,304,031
Trade payables	119,155	92,444	61,719
Payables to related parties	44,973	39,101	76,249
Derivative financial instruments		0	6,613
Borrowings		0	205,204
Salaries and social charges	26,192	34,269	20,269
Taxes and contributions	57,862	52,064	6,911
Provision for contingencies	5,213	4,648	680
Dividends payable and interest on own capital		0	22,243
Other payables	23,028	15,872	15,244
Total current liabilities	3,251,720	3,318,967	1,719,163
Deferred income tax and social contribution	63,226	42,809	24,378
Other payables	3,624	3,590	0
Total non-current liabilities	66,850	46,399	24,378
TOTAL LIABILITIES	3,318,570	3,365,366
EQUITY
Share capital	25	524,577	524,577
Legal reserve	0	30,216	6,277
Capital reserve	4,311,782	0
Equity valuation adjustments	(6,701)	55	0
Profit retention reserve	148,378	312,047	96,008
Non-controlling interests	23,238	3,496	0
TOTAL EQUITY	4,476,722	870,391	626,862
TOTAL LIABILITIES AND EQUITY	R$ 7,795,292	R$ 4,235,757	R$ 2,370,403